Individuals with Highest Emoluments (Tables)	12 Months Ended
Dec. 31, 2019
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Emoluments Payable to the Five Individuals with Highest Emoluments
The emoluments payable to the five individuals with highest emoluments during 2017, 2018 and 2019 are as follows:

	2019	2018	2017
	’000	’000	’000
Salaries, allowances and benefits in kind	6,592	6,579	5,259
Performance related bonuses	4,314	4,208	4,014
Retirement scheme contributions	187	156	158

	11,093	10,943	9,431

Emoluments by Bands	The emoluments fell within the following bands:

	2019	2018	2017
	Number of individuals	Number of individuals	Number of individuals
Emolument bands
1,500,001—2,000,000	—	—	3
2,000,001—2,500,000	5	5	2